INVESTMENTS IN UNCONSOLIDATED ENTITIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended										12 Months Ended							3 Months Ended		12 Months Ended																		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended											12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2013 Other Equity Method Investments And Other Investments [Member]	Dec. 31, 2012 Other Equity Method Investments And Other Investments [Member]	Dec. 31, 2013 Other Equity Method Investments [Member]	Dec. 31, 2012 Other Equity Method Investments [Member]	Dec. 31, 2011 Other Equity Method Investments [Member]	Mar. 31, 2013 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2013 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2012 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2011 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2013 Chilquinta Energia [Member]		Dec. 31, 2012 Chilquinta Energia [Member]		Dec. 31, 2011 Chilquinta Energia [Member]		Dec. 31, 2010 Chilquinta Energia [Member]	Dec. 31, 2013 Luz Del Sur [Member]		Dec. 31, 2012 Luz Del Sur [Member]		Dec. 31, 2011 Luz Del Sur [Member]		Dec. 31, 2010 Luz Del Sur [Member]	Sep. 30, 2012 Rockies Express [Member]	Jun. 30, 2012 Rockies Express [Member]	Dec. 31, 2013 Rockies Express [Member]	Dec. 31, 2012 Rockies Express [Member]	Dec. 31, 2011 Rockies Express [Member]	Dec. 31, 2013 Gasoductos De Chihuahua [Member]	Dec. 31, 2012 Gasoductos De Chihuahua [Member]	Dec. 31, 2011 Gasoductos De Chihuahua [Member]	Dec. 31, 2013 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2012 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2011 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2013 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2012 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2011 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2013 R B S Sempra Commodities [Member]	Dec. 31, 2012 R B S Sempra Commodities [Member]	Dec. 31, 2011 R B S Sempra Commodities [Member]	Dec. 31, 2013 Auwahi Wind [Member]	Dec. 31, 2012 Auwahi Wind [Member]	Dec. 31, 2011 Auwahi Wind [Member]	Dec. 31, 2012 Mehoopany Wind Farm [Member]	Dec. 31, 2013 Mehoopany Wind Farm [Member]	Dec. 31, 2012 Mehoopany Wind Farm [Member]	Dec. 31, 2011 Mehoopany Wind Farm [Member]	Dec. 31, 2012 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2013 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2012 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2011 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2013 Copper Mountain Solar 2 [Member]	Dec. 31, 2012 Copper Mountain Solar 2 [Member]	Dec. 31, 2013 Mesquite Solar 1 [Member]	Dec. 31, 2012 Mesquite Solar 1 [Member]	Dec. 31, 2011 Mesquite Solar 1 [Member]	Dec. 31, 2013 Eletrans [Member]	Dec. 31, 2012 Eletrans [Member]	Dec. 31, 2011 Eletrans [Member]	Dec. 31, 2013 Other Equity Investments [Member]	Dec. 31, 2012 Other Equity Investments [Member]	Dec. 31, 2011 Other Equity Investments [Member]	Dec. 31, 2013 Other Investments [Member]	Dec. 31, 2012 Other Investments [Member]	Dec. 31, 2013 Other Equity Method Investments On Statement of Operations [Member]	Dec. 31, 2012 Other Equity Method Investments On Statement of Operations [Member]	Dec. 31, 2011 Other Equity Method Investments On Statement of Operations [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					$ 1,575	$ 1,516	$ 1,485	$ 1,427																						$ 329	$ 361		$ 379	$ 340		$ 51	$ 47		$ 92	$ 93		$ 73	$ 126		$ 53	$ 72		$ 89	$ 85	$ 89		$ 291	$ 292	$ 291		$ 67	$ 0	$ 67	$ 0		$ (3)	$ 0		$ 0	$ 8		$ 90	$ 89
Equity Method Investment, Impairment, Gross Amount																														0	(400)	0										0	0	(16)
Equity Methold Investment, Income Tax Make-Whole Payment Received																														0	41	0
Equity Method Investment, Other Equity Earnings (Losses)																														47	47	43										(3)	0	(8)
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Before Tax																																				(3)	(3)	(4)	(4)	(4)	(2)				4	0	0		(2)	0	0		(8)	1	0			1	0	0				(1)	(1)	(4)			31	(319)	9
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax							24	36	52		(11)	0	(1)	0	[1]	0	[1]	12	[1]		0	[1]	0	[1]	12	[1]							39	36	29																										(4)	0	0
Ownership percentage in equity method investee													43.00%							50.00%							38.00%			25.00%			50.00%																												50.00%
Ownership percentage of minority partner in equity method investee																														25.00%
Ownership percentage of operating partner in equity method investee																														50.00%																										50.00%		50.00%
Equity Method Investment, Realized Gain (Loss) on Disposal	(7)
Contributions to equity method investees																																													1	62	11		1	20	88		4	291	146
Equity Method Investment, Other Than Temporary Impairment										(10)																		(100)	(300)
Equity Method Investment, Other Than Temporary Impairment, Net Of Tax Benefit										(7)																		(60)	(179)
Proceeds from return of capital																																							6						19			17	13			148						28
Undistributed Earnings, Equity Method Investments		129	107
Equity Method Goodwill, Excluding Foreign Currency Translation Adjustments		65	65
Equity Method Investment, Cumulative Foreign Currency Translation Adjustments		270
Real Estate Investments Held by South American Utilities		10	11
Industrial Development Bonds at Mississippi Hub		77	74
Pretax loss on sale of Argentina	(7)
Aftertax loss on sale of Argentina	(4)
Proceeds From Sale Of Equity Method Investments	13
Proceeds from return of capital at Auwahi Wind related to U.S. Treasury grants		15
Accrued Liabilities, Argentina				$ 250

[1]	These investments were accounted for under the equity method until April 6, 2011, when they became consolidated entities upon our acquisition of additional ownership interests.